SCHEDULE OF BANK LOANS REPAYMENT (Details)	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 3,846,918
2025	361,513
2026	384,284
2027	408,490
2028	434,197
2029	7,065
Total	$ 5,442,467